Label	Element	Value
SMALL COMPANY GROWTH PORTFOLIO
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Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

February 28, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 28, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Small Company Growth Portfolio

Important Notice Regarding Change in Investment Policy

Risk/Return [Heading]	rr_RiskReturnHeading	SMALL COMPANY GROWTH PORTFOLIO
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Effective April 30, 2018, the first two paragraphs under the section of the Prospectus entitled "Fund Summary—Small Company Growth Portfolio—Principal Investment Strategies" are hereby deleted and replaced with the following:

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 2000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $14.8 million and $8.8 billion.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of small capitalization companies. This policy may be changed without shareholder approval; however you would be notified upon 60 days' notice in writing of any changes.

Please retain this supplement for future reference.